Trade and other receivables	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

	March 31, 2019 R’000	March 31, 2018 R’000

Trade receivables	344,551	248,878
Contract asset related to fixed escalations	207	—
Sundry debtors	43,189	27,811
Less: Provision for impairment	(43,768)	(17,523)
Trade and other receivables – net	344,179	259,166
Pre-payments	32,296	27,240
	376,475	286,406

The ageing of trade and other receivables (excluding pre-payments) at the reporting date is as follows:

	Gross R’000	Provision for impairment R’000	Net R'000

2019
Not past due	223,979	(5,425)	218,554
Past due by 1 to 30 days	71,552	(1,898)	69,654
Past due by 31 to 60 days	26,547	(1,069)	25,478
Past due by more than 60 days	65,869	(35,376)	30,493
Total	387,947	(43,768)	344,179

	Gross R’000	Provision for impairment R’000	Net R'000

2018
Not past due	173,157	(334)	172,823
Past due by 1 to 30 days	51,844	(2,518)	49,326
Past due by 31 to 60 days	24,763	(3,732)	21,031
Past due by more than 60 days	26,925	(10,939)	15,986
Total	276,689	(17,523)	259,166

The carrying amounts of trade and other receivables are denominated in the following currencies:

	March 31, 2019 R’000	March 31, 2018 R’000

South African Rand	138,042	98,148
Australian Dollar	22,987	24,016
Brazilian Real	25,051	19,129
Euro	29,699	28,192
Great Britain Pound	16,301	18,883
Ugandan Shilling	4,659	3,515
United Arab Emirates Dirham	2,090	2,578
United States Dollar	133,166	91,105
Other	4,480	840
	376,475	286,406

Movements in the Group’s provision for impairment of trade and other receivables are as follows:

	March 31, 2019 R’000	March 31, 2018 R’000

Opening balance	(17,523)	(13,346)
Adjustment on initial application of IFRS 9	(3,171)	*
Opening balance – restated	(20,694)	*
Increase in provision for impairment (note 32.2)	(29,725)	(24,143)
Amount written off during the year as irrecoverable**	7,861	19,354
Foreign currency translation differences	(1,210)	612
Closing balance	(43,768)	(17,523)

* Comparatives have not been restated under IFRS 9. Refer to note 2.1.1.1.
** Amounts written off are not subject to enforcement activity.

From April 1, 2018 the Group measures the provision for impairment of trade and other receivables at an amount equal to lifetime expected credit losses as a result of IFRS 9. The initial application resulted in an increase of the provision at March 31, 2018 of R3.2 million, which was recognized against opening retained income. Prior to April 1, 2018, the provision for impairment was determined on an incurred loss basis. A loss was considered to have been incurred when there was objective evidence of impairment as a result of one or more loss events that had incurred.
The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is default) and the exposure at default. The assessment of the probability given default and loss given default is based on historical data adjusted by relevant forward-looking information. The exposure at default is represented by the asset’s gross carrying amount at the reporting date.
The Group considers that default has occurred when a receivable is more than 90 days past due or information determined internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full.
Amounts provided for are generally written off when there is no expectation of recovering the amount, in accordance with the Group’s write-off policy.
Overview of the Group’s exposure to credit risk
The maximum exposure to credit risk at the reporting date is the carrying value of each receivable, net of impairment losses where relevant. Other than 16% of the gross receivable balance (excluding pre-payments) relating to four debtors at the end of fiscal 2019 (2018: 11% of the gross receivable balance (excluding pre-payments) relating to two debtors), the Group has no significant concentration of credit risk, due to its spread of customers across various operations and geographical locations. The Group does not hold any collateral as security.
Trade receivables of R26.2 million (2018: R17.9 million) are pledged as security for the Group’s overdraft facilities (notes 12 and 15).
Credit risk management
The Group minimizes credit risk by only dealing with creditworthy counterparties and performing adequate credit checks upon accepting new customers and determining credit limits. Credit approvals and other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Furthermore, the Group reviews the recoverable amount of trade and other receivables individually, or for appropriate groupings of customers based on their credit characteristics, at the end of the reporting period to ensure that adequate provision is made for irrecoverable amounts. In this regard, the directors consider that the Group’s credit risk is significantly reduced.